Notes to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Notes to the Statement of Cash Flows
29.	Notes to the Statement of Cash Flows

The following table shows the changes in liabilities arising from financing activities:

	January 1, 2017	Cash flows	Foreign exchange movement	Others	December 31, 2017
	(in million pesos)
Interest-bearing financial liabilities	185,032	(13,097)	417	259	172,611
Long-term financing for capital expenditures	13,673	(7,735)	—	(358)	5,580
Dividends	1,544	(16,617)	—	16,648	1,575
	200,249	(37,449)	417	16,549	179,766

Others include the effect of accretion of long-term borrowings, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.